Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

February 17, 2011

Mr. John Ganley

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (“Trust”)
File Nos. 33-72424
811-8194

POST-EFFECTIVE AMENDMENT NO. 68

Dear Mr. Ganley:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Trust, an open-end management investment company. This filing includes Post-Effective Amendment No. 68 to the Trust’s 1933 Act Registration Statement on Form N-1A and Amendment No. 69 to its 1940 Act Registration Statement.

This filing is made pursuant to Rule 485(a) to add the Aspen Managed Futures Beta Index Fund, a newly created series with two classes, to the Trust.

The SEC Staff is requested to address any comments on this filing to my paralegal, Jennifer Craig, at 720.917.0611.

Sincerely,

/s/ JoEllen L. Legg
JoEllen L. Legg

Secretary

Enclosure

cc:	Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP